Financial Instruments And Fair Value Measurements (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013	Mar. 31, 2014
Derivative [Line Items]
Fair value of investments exceeding book value		$ 55,000,000	$ 86,000,000
Impairment on definite lived intangible assets				$ 5,000,000
Impairment charges on property, plant and equipment		$ 2,000,000	$ 7,000,000	$ 5,000,000
2013 Interest rate swap
Derivative [Line Items]
Derivative variable interest rate	1.00%
Variable rate term loan, amount outstanding	$ 1,000,000,000
Derivative instrument fixed interest rate	2.355%
Derivative maturity date		May 01, 2019
Derivative effective date		May 01, 2016
Derivative settlement receivables	$ 16,000,000
Term of fixed interest rate		1 year
2014 Interest rate swap
Derivative [Line Items]
Debt instrument, face amount					$ 1,000,000,000
Derivative variable interest rate					1.00%
Derivative instrument fixed interest rate					2.59%
Derivative maturity date		Feb. 01, 2019
Derivative effective date		Feb. 01, 2016
Term of fixed interest rate		1 year
2015 Interest rate swap
Derivative [Line Items]
Debt instrument, face amount		$ 1,000,000,000
Derivative variable interest rate		1.00%
Derivative instrument fixed interest rate		1.7185%
Derivative maturity date		Jun. 01, 2019
Derivative effective date		Dec. 01, 2015
Term of fixed interest rate		1 year